Commitments and Pledges (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ILS (₪)	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 ILS (₪) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 ILS (₪) shares
Commitments and Pledges [Line Items]
Raising capital	$ 342	₪ 1,140
Issued and outstanding share capital, percentage			50.00%
Option shares | shares			1,096,652	114,645	114,645	124,408	1,096,652
Allocate share capital, percentage			12.00%
Expenses (in Dollars)			$ 200
Percentage of ordinary shares			1.00%
Investment agreement			$ 10				₪ 31
Investment amount				$ 342	₪ 1,140
Convertible loan (in Dollars)			$ 30
Option to purchase shares (in Shares) | shares			282,667
Exercise price per share (in Dollars per share) | $ / shares			$ 0.11
Exercise option shares			53,624
Repayment date			4 years
Bottom of range [member]
Commitments and Pledges [Line Items]
Issued and outstanding share capital, percentage			13.48%
Vice president [Member]
Commitments and Pledges [Line Items]
Option shares			442,118				442,118
Mr. Amir’s holdings [Member]
Commitments and Pledges [Line Items]
Allocate share capital, percentage			3.00%
Related parties [Member]
Commitments and Pledges [Line Items]
Percentage of ordinary shares			0.50%
Share-based payment arrangements [Member]
Commitments and Pledges [Line Items]
Investment agreement			$ 137
Option pricing model [Member]
Commitments and Pledges [Line Items]
Exercise price per share (in Dollars per share) | $ / shares			$ 0.843
Collaboration Agreement [Member]
Commitments and Pledges [Line Items]
Raising capital						$ 225
IPO [Member]
Commitments and Pledges [Line Items]
Investment agreement			$ 215				₪ 670
Share price of discount rate percentage	33.00%	33.00%